INTANGIBLE ASSETS AND GOODWILL - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	May 26, 2026	Feb. 26, 2026	Feb. 10, 2026	Apr. 02, 2025
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance as of January 1	$ 491	$ 297
Acquisitions	203	167
Additions	65	50
Measurement period adjustment	(3)	0
Disposal and write-offs	0	(1)
Transfer and reclassification	0	2
Amortization	(67)	(46)
Translation adjustment	(33)	6
Balance as of September 30	656	475
Kyivstar
Reconciliation of changes in intangible assets and goodwill [abstract]
Additional recognition, goodwill	108
Uklon
Reconciliation of changes in intangible assets and goodwill [abstract]
Additional recognition, goodwill		$ 109
Tabletki Group | JSC Kyivstar
Reconciliation of changes in intangible assets and goodwill [abstract]
Customer-related intangible assets recognised as of acquisition date					$ 61
Intangible assets					79
Tabletki Group | Brands and trademarks | JSC Kyivstar
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets					12
Tabletki Group | Software | JSC Kyivstar
Reconciliation of changes in intangible assets and goodwill [abstract]
Technology-based intangible assets recognised as of acquisition date					$ 6
LLC ISP Shtorm | JSC Kyivstar
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets				$ 3
Six solar power plants | JSC Kyivstar
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets			$ 11
Technology-based intangible assets recognised as of acquisition date			$ 11
SUNVIN 11 LLC | JSC Kyivstar | Intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Measurement period adjustment	$ 2
Uklon | JSC Kyivstar
Reconciliation of changes in intangible assets and goodwill [abstract]
Customer-related intangible assets recognised as of acquisition date						$ 32
Intangible assets						58
Technology-based intangible assets recognised as of acquisition date						8
Uklon | Trademark | JSC Kyivstar
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets						$ 18